OTHER INVESTMENTS (Details) - USD ($)	Dec. 31, 2020	Nov. 11, 2020	Nov. 30, 2019
Ordinary shares of Medimor		62,457
Medimor Ltd [Member]
Investment Amount			$ 600
Ordinary shares of Medimor			1,369,863
Ownership interest			10.34%
Milestone Shares [Member]
Investment Amount			$ 418
Ordinary shares of Medimor			955,479
Medimor [Member]
Investment Amount			$ 181
Ordinary shares of Medimor	1,369,863		414,384
Ownership interest	14.78%
Medimor [Member] | Fully diluted basis [Member]
Ownership interest	10.34%